Long-Term Debt, net (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net - Consolidated statement of financial position

	Borrower	Principal	Deferred finance costs	Modification of Loan	Accrued Interest	Amortized cost
(a)	Devocean Maritime Ltd., Serena Maritime Limited, Salaminia Maritime Limited, Talisman Maritime Limited and Argo Maritime Limited.	44,130	(386)	(194)	449	43,999
(b)	Calypso Shipholding S.A.	22,410	(333)	—	140	22,217
	Total Long-term debt at December 31, 2024	66,540	(719)	(194)	589	66,216
	Less: Current Portion	(6,771)	271	143	(589)	(6,946)
	Long-Term Portion	59,769	(448)	(51)	—	59,270

(d)	Daxos Maritime Limited	27,541	(316)	—	—	27,225
(e)	Paralus Shipholding S.A	24,930	(281)	—	—	24,649
	Total Financial liabilities at December 31, 2024	52,471	(597)	—	—	51,874
	Less: Current Portion	(1,916)	56	—	—	(1,860)
	Long-Term Portion	50,555	(541)	—	—	50,014

	Total Long-term debt at December 31,2023	52,620	(624)	(358)	621	52,259
	Less: Current Portion	(6,258)	227	152	(621)	(6,500)
	Long-Term Portion	46,362	(397)	(206)	—	45,759

Long-Term Debt, net - Annual loan principal payments

December 31,	First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)	Marguerite Maritime S.A.	SK Shipholding S.A.	Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A.	Total
2025	5,591	1,180	1,095	821	8,627
2026	20,039	1,180	1,095	821	23,135
2027	18,500	1,180	1,125	830	21,635
2028	—	1,180	1,168	931	3,279
2029 and thereafter	—	17,690	23,058	21,527	62,275
Total	44,130	22,410	27,541	24,930	119,011

The contractual annual loan principal payments to be made subsequent to December 31, 2023, were as follows:

December 31,	First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)
2024	6,258
2025	6,258
2026	21,604
2027	18,500
Total	52,620